Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Assets
Cash and cash equivalents	$ 29,421	$ 70,753
Inventory	140,291	54,349
Prepaid expenses	3,745	4,873
Deposits	17,437	15,675
Total current assets	234,520	176,207
Property, plant and equipment, net	17,833	11,151
Operating lease right of use assets, net	22,823	24,640
Total non-current assets	40,656	35,791
Total assets	275,176	211,998
Liabilities and Shareholders' Deficit
Accounts Payable	71,050	27,049
Transaction and offer related fees	42,593	20,554
Borrowings	11,294	74
Related party borrowings	51,136	0
Contract liabilities	47,127	37,727
Employee benefits	2,997	2,653
Other provisions	3,343	27,623
Obligations under operating leases	3,770	4,020
Financial instruments - derivative	8,399	0
Other current liabilities	1,694	2,939
Warrants	11,627	12,340
Total current liabilities	255,030	134,979
Obligations under operating leases	22,588	25,556
Contract liabilities	5,798	2,231
Employee benefits	317	217
Borrowings	115,744	88,269
Related party borrowings	$ 16,465	$ 0
Notes Payable, Noncurrent, Related Party, Type	Related parties	Related parties
Other provisions	$ 2,889	$ 2,652
Total non-current liabilities	163,801	118,925
Total liabilities	418,831	253,904
Commitments and Contingent liabilities
Shareholders' Deficit
Common stock, no par value, unlimited stock authorized at June 30, 2023, 160,036,639 shares issued (153,094,269 as of June 30, 2022); 142,007,286 shares outstanding as of June 30, 2023 (148,893,898 as of June 30, 2022)	243,065	227,268
Additional paid in capital	20,254	19,210
Accumulated other comprehensive income (loss)	6,420	3,640
Accumulated deficit	(413,394)	(292,024)
Total Shareholders' deficit	(143,655)	(41,906)
Total Liabilities, and Shareholders' deficit	275,176	211,998
Related parties
Assets
Accounts receivable	237	16
External parties
Assets
Accounts receivable	43,389	30,541
Common shares
Shareholders' Deficit
Treasury shares, 3,015,188 as of June 30, 2023 (4,200,371 as of June 30, 2022)	$ 0	$ 0